PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Inventory of finished goods	$ 16,863		$ 107,098	$ 438,790
Inventory of work in progress	99,455		100,528	194,880
Inventory of raw materials	30,205		37,982	48,702
Accounts receivable, allowance for doubtful accounts	0		0	0
Advertising	116,000	57,000	269,000	23,000
Freight costs	$ 24,000	$ 10,000	$ 33,000	$ 65,000
Number of patents issued			32
Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.20%		66.00%	100.00%
Revenue [Member]
Concentration Risk [Line Items]
Concentration risk percentage	46.20%	52.60%	62.00%	81.00%